UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/12

Item 1.  Reports to Stockholders.

   Chadwick & D’Amato Fund

Ticker Symbol: CDFFX

Semi - Annual Report

October 31, 2012

Investor Information: 1-877-610-1671

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Chadwick & D’Amato Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder:

During the six-month period ending October 31, 2012 global economies experienced a mix of growth and recession during the greatest expansion of monetary policy in history.  The era of growth versus austerity has accelerated into an experiment in which global central banks desperately try to fill the void created by the lack of sensible fiscal policy and unhealthy economies.  There is a limit to the artificial demand created by deficit spending and money printing, as man-made ecosystems are not immune to cause and effect.

The purpose of investing is to maintain and increase financial security over time.  At its core, this is a simple process of allocating capital to those activities which are most deserving.  Is a company making money?  Is it well managed?  Are its products and/or services needed or desired by the marketplace, now and in the future?  Though still an effective process, we are living in a period of distortion in terms of monetary policy (The Federal Reserve), fiscal policy (Congress) and social imbalances (the 99% versus the 1%).  Let’s hope this distortion clears soon and there is some sort of reversal in sight.

Our goal as Advisor is to maintain and increase your financial security over time.  The process involves significantly more than investment selection, but all areas share this common goal.  The natural state of this process is to experience both good times and bad, and to find a way to prosper regardless of current economic conditions.  This requires an honest assessment of opportunities and limitations, which is possible under all but the most negative of circumstances.

The Chadwick & D’Amato Fund (the “Fund”) returned +2.13% versus +.31% for its benchmark the Global Dow over the past six months.  We allocated the Fund in a more defensive position  at the beginning of the year by reducing international exposure, shifting into defensive sectors (healthcare, utilities, staples) and implementing a value style bias within mid and small cap stocks.  This strategy worked well for calendar year 2012 but we expect to adjust our investment approach in 2013 as follows:

•

The European debt crisis and our current political crisis both warrant a larger cash allocation.  So far we have avoided a crisis in Europe, but we will short the Euro going into 2013 as the math in Europe simply does not add (or subtract) up.

•

We remain cautiously optimistic regarding domestic investment policy and continue to seek diversification beyond simply “rearranging the pieces of the puzzle.”  Though we do not time the market, we may occasionally hedge during significant market upturns (or downturns) while incrementally adding to cash.  The cash reserves of your portfolio are most beneficial when deployed into a declining market.

•

We expect next year to be more volatile with potential downside risk after any positive impact from a fiscal cliff deal has faded.

•

We remain concerned that many noted Economists and think tanks are projecting a recession for next year (which started this year).  Let’s hope they are wrong and the economy will find a way to keep growing and strengthen in the months ahead.  The Fund will be invested for a slow growth economy against the backdrop of continued uncertainty.

The Chadwick & D’Amato Fund is unlike most mutual funds in that its shareholders consist solely of clients of Chadwick & D’Amato, LLC.  The Fund’s holdings are carefully allocated to represent a complete investment program based on market conditions and global economic environments.  The Fund was developed to create greater workflow efficiency, gain access to institutional share classes, reduce total expenses and better navigate through turbulent business cycles.

Historically, patient investors have achieved better results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program.  These are the hallmarks of the Chadwick & D’Amato investment philosophy.

We thank you for investing with us, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

Thomas M. Chadwick, CFP®

Anthony J. D’Amato, CFP®

Principal

Principal

2011-NLD-12/12/2012

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 59.45%
	INCOME FUNDS - 5.61%
108,000	Vanguard High Dividend Yield ETF	$ 5,389,200

	INTERNATIONAL EQUITY FUNDS - 6.32%
110,000	SPDR S&P International Mid Cap ETF +	3,049,200
110,000	SPDR S&P International Small Cap ETF	3,025,000
		6,074,200
	LARGE-CAP GROWTH FUNDS - 3.65%
32,000	ProShares UltraPro QQQ *	1,637,120
22,000	ProShares UltraPro S&P 500	1,870,440
		3,507,560
	LARGE-CAP VALUE FUNDS - 6.15%
200,000	Guggenheim Defensive Equity ETF +	5,904,000

	MID-CAP GROWTH FUNDS - 1.96%
25,000	ProShares UltraPro MidCap400 * +	1,884,250

	MID-CAP VALUE FUNDS - 8.98%
102,000	iShares S&P MidCap 400/BARRA Value Index Fund	8,628,180

	SMALL-CAP GROWTH FUNDS - 3.01%
57,000	ProShares Ultra SmallCap600 +	2,889,330

	SMALL-CAP VALUE FUNDS - 8.95%
111,000	iShares S&P SmallCap 600 Value Index Fund	8,596,950

	SPECIALTY FUNDS - 14.82%
60,000	iShares Dow Jones US Pharmaceuticals Index Fund	5,198,400
35,000	ProShares Ultra Real Estate	2,320,150
29,000	SPDR Dow Jones International Real Estate ETF	1,181,460
70,000	Vanguard Utilities ETF	5,530,000
		14,230,010

	TOTAL EXCHANGE TRADED FUNDS	57,103,680
	(Cost - $48,350,316)

The accompanying notes are an integral part of these financial statements.
Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2012
Shares		Value
	CLOSED-END FUNDS - 6.47%
	EMERGING MARKETS FUNDS - 2.97%
150,000	Templeton Emerging Markets Fund	$ 2,850,000

	INCOME FUNDS - 3.50%
400,000	Cushing MLP Total Return Fund	3,364,000

	TOTAL CLOSED-END FUNDS	6,214,000
	(Cost - $6,469,252)

	SHORT-TERM INVESTMENTS - 34.64%
	MONEY MARKET FUND - 34.64%
33,270,679	Fidelity Institutional Money Market Funds -
	Money Market Portfolio, Class I, 0.16%**	33,270,679
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $33,270,679)

	TOTAL INVESTMENTS - 100.56%
	(Cost - $88,090,247) (a)	$ 96,588,359
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.56) %	(538,693)
	NET ASSETS - 100.0%	$ 96,049,666

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2012.
+ Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this exchange-traded fund.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 8,896,150
	Unrealized Depreciation:	(398,038)
	Net Unrealized Appreciation:	$ 8,498,112

Portfolio Composition as of October 31, 2012 (Unaudited)

Percent of Net Assets		Percent of Net Assets
Exchange Traded Funds	59.45%	Small-Cap Growth Funds	3.01%
Specialty Funds	14.82%	Mid-Cap Growth Funds	1.96%
Mid-Cap Value Funds	8.98%	Closed-End Funds	6.47%
Small-Cap Value Funds	8.95%	Income Funds	3.50%
International Equity Funds	6.32%	Emerging Markets Funds	2.97%
Large-Cap Value Funds	6.15%	Short-Term Investments	34.64%
Income Funds	5.61%	Liabilities in Excess of
Large-Cap Growth Funds	3.65%	Other Assets	(0.56)%
		Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2012

Assets:
Unaffiliated Investments in Securities at Market Value (identified cost $77,164,025)	$ 82,861,579
Affiliated Investments in Securities at Market Value (identified cost $10,926,222)	13,726,780
Total Investments in Securities at Market Value (identified cost $88,090,247)	96,588,359
Dividends and Interest Receivable	4,473
Receivable for Fund Shares Sold	250
Prepaid Expenses and Other Assets	2,894
Total Assets	96,595,976

Liabilities:
Payable for Fund Shares Redeemed	393,359
Accrued Advisory Fees	88,102
Accrued Distribution Fees	22,025
Payable to Other Affiliates	19,707
Accrued Expenses and Other Liabilities	23,117
Total Liabilities	546,310

Net Assets (Unlimited shares of no par value interest authorized;
8,713,431 shares outstanding)	$ 96,049,666

Net Asset Value, Offering and Redemption Price Per Share
($96,049,666 / 8,713,431 shares of beneficial interest outstanding)	$ 11.02

Composition of Net Assets:
At October 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 88,266,977
Accumulated Net Investment Loss	(294,108)
Accumulated Net Realized Loss From Security Transactions	(421,315)
Net Unrealized Appreciation on Investments	8,498,112
Net Assets	$ 96,049,666

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2012

Investment Income:
Unaffiliated Dividend Income	$629,645
Affiliated Dividend Income	35,786
Interest Income	24,992
Total Investment Income	690,423

Expenses:
Investment Advisory Fees	478,474
Distribution Fees	119,618
Administration Fees	47,848
Fund Accounting Fees	23,180
Transfer Agent Fees	11,796
Audit Fees	8,931
Chief Compliance Officer Fees	7,814
Registration and Filing Fees	7,563
Custody Fees	7,562
Printing Expense	6,302
Legal Fees	7,562
Trustees' Fees	2,017
Insurance Expense	5,042
Miscellaneous Expenses	1,008
Total Expenses	734,717
Net Investment Loss	(44,294)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from Security Transactions (including affiliated gains of $0)	2,180,240
Net Change in Unrealized Appreciation/Depreciation on Investments
(including affiliated appreciation of $68,550)	(69,613)
Net Realized and Unrealized Gain (Loss) on Investments	2,110,627

Net Increase in Net Assets Resulting From Operations	$ 2,066,333

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	ended	ended
	October 31, 2012	April 30, 2012
	(Unaudited)
Operations:
Net Investment Loss	$ (44,294)	$ (543,399)
Net Realized Gain (Loss) on Investments	2,180,240	(4,140,302)
Distributions of Realized Gains from Underlying
Investment Companies	-	58,197
Net Change in Unrealized Appreciation (Depreciation) on Investments	(69,613)	(5,452,990)

Net Increase (Decrease) in Net Assets Resulting From Operations	2,066,333	(10,078,494)

Distributions to Shareholders From:
Net Realized Gains ($0.00 and $0.62 per share, respectively)	-	(5,300,392)
Total Distributions to Shareholders	-	(5,300,392)

Beneficial Interest Transactions:
Proceeds from Shares Issued (206,187 and 552,338 shares)	2,233,735	6,133,424
Distributions Reinvested (0 and 530,567 shares)	-	5,300,368
Cost of Shares Redeemed (260,085 and 892,307 shares)	(2,818,935)	(9,553,906)
Total Beneficial Interest Transactions	(585,200)	1,879,886

Increase (Decrease) in Net Assets	1,481,133	(13,499,000)

Net Assets:
Beginning of Period	94,568,533	108,067,533
End of Period (Includes accumulated net Investment loss	$ 96,049,666	$ 94,568,533
of $(294,108) and $(249,814), respectively)

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year	Period
	ended		Ended	Ended
	October 31, 2012		April 30, 2012	April 30, 2011*
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.79		$ 12.60	$ 10.00

From Operations:
Net investment income (loss) (a)	(0.01)		(0.06)	0.06
Net gain (loss) from securities
(both realized and unrealized)	0.24		(1.13)	2.88
Total from operations	0.23		(1.19)	2.94

Distributions to shareholders from:
Net investment income	-		-	(0.11)
Net realized gains	-		(0.62)	(0.23)
Total distributions	-		(0.62)	(0.34)

Net Asset Value, End of Period	$ 11.02		$ 10.79	$ 12.60

Total Return (b)	2.13%	(f)	(9.09)%	29.56%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 96,050		$ 94,569	$ 108,068
Ratio of expenses to average net assets (d)	1.54%	(c)	1.49%	1.48%	(c)
Ratio of net investment income (loss) to average net assets (d)(e)	(0.09)%	(c)	(0.56)%	0.56%	(c)
Portfolio turnover rate	3%	(f)	207%	85%	(f)

__________
*The Fund commenced operations on June 25, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Does not include expenses of investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS(Unaudited)
October 31, 2012

1.

ORGANIZATION

The Chadwick & D’Amato Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation with a secondary objective of capital preservation. The Fund commenced operations on June 25, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  The applicable investments are valued collectively via inputs from the fair value team.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2012

or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012 for the Fund’s investments measured at fair value:

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2012

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 57,103,680	$ -	$ -	$ 57,103,680
Closed-End Funds	6,214,000	-	-	6,214,000
Short-Term Investments	33,270,679	-	-	33,270,679
Total	$ 96,588,359	$ -	$ -	$ 96,588,359

         The Fund did not hold any Level 3 securities during the year.

            There were no transfers between Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

           * Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year of 2011, or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from net investment income and capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2012

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Chadwick & D’Amato, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Advisory Fees - Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six months ended October 31, 2012, the Adviser earned advisory fees of $478,474.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended October 31, 2012, the Fund incurred distribution fees of $119,618.

Trustees – Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund also pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) – GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended October 31, 2012 amounted to $2,178,438 and $11,680,092, respectively.

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2012

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	April 30, 2012	April 30, 2011
Ordinary Income	$ 5,186,701	$ 2,712,551
Long-Term Capital Gain	113,691	-
Total	$ 5,300,392	$ 2,712,551

As of April 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	& Late Year	Loss Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (2,343,615)	$ (507,246)	$ 8,567,217	$ 5,716,356

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $249,814.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $2,093,801.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund including unlimited carryover on future capital losses.  At April 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$ 329,452	$ 177,794	$ 507,246

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, ordinary income distributions and foreign currency gains; and partnership adjustments, resulted in reclassification for the period ended October 31, 2012 as follows: a decrease in paid in capital of $179,752; a decrease in accumulated net investment loss of $293,585; and an increase in accumulated net realized loss from security and foreign currency transactions of $113,833.

6.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of the Fund at October 31, 2012 are noted in the Fund’s Portfolio of Investments.   Transactions during the year with companies which are affiliates are as follows:

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2012

CUSIP	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Six Months
18383M878	Guggenheim Defensive
	Equity ETF	$ 5,705,980	$ -	$ -	$ -	$ 5,904,000
74347R818	ProShares Ultra
	SmallCap600	2,892,750	-	-	489	2,889,330
74347X815	ProShares UltraPro
	MidCap400	2,001,500	-	-	-	1,884,250
78463X764	SPDR S&P International
	Mid Cap ETF	3,058,000	-	-	35,297	3,049,200
	TOTAL	$ 13,658,230	$ -	$ -	$ 35,786	$ 13,726,780

7.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Funds- Money Market Portfolio, (the “Fidelity Money Market Fund”).  The Fund may redeem its investment from the Fidelity Money Market Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Money Market Fund.  The financial statements of the Fidelity Money Market Fund, including the portfolio of investments, can be found at www.fidelity.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of October 31, 2012 the percentage of the Funds’ net assets invested in the Fidelity Money Market Fund was 34.64%.

8.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Chadwick & D'Amato Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
October 31, 2012

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Expenses Paid During the Period* (5/1/12 to 10/31/12)
Actual	$1,000.00	$1,021.30	$ 7.85
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$ 7.83

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.54% multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Chadwick & D'Amato Fund
ADDITIONAL INFORMATION (Unaudited)

Approval of Investment Advisory Agreement*

In connection with a meeting held on May 22, 2012, (the “Meeting”), the Board of Trustees of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”) (collectively, the “Board”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Chadwick & D’Amato, LLC (“CDA” or the “Adviser”) and the Trust, on behalf of Chadwick & D’Amato Fund (the “Fund”).  In considering the Agreement, the Adviser provided, and the Board reviewed various materials related to the Agreement.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the information in the materials regarding Chadwick’s operations, quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed financial information provided by the Adviser.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board considered the past performance of the Adviser.  The Board noted that the Fund underperformed for the period, but, since inception, outperformed its peer group and the benchmark.  The Board concluded that the Fund’s performance overall was reasonable compared to its peers.

Fees and Expenses.  The Board noted that Chadwick charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board also compared the advisory fee and net expense ratio of the Fund to the fees and expenses charged by a peer group of funds. The Board noted that the advisory fee and expense ratio were higher than the averages for the Fund’s peer group, but within a reasonable range when compared with those of its peer group.  The Board concluded that the fees were reasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale were unlikely to be realized in the near future, and, consequently, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered whether the Adviser will realize profits from other activities related to the Fund.  The Trustees concluded that because of the Adviser’s expense limitation agreement and the Fund’s current asset level, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-610-1671 by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-610-1671.

Investment Adviser

Chadwick & D’Amato, LLC

224 Main Street

New London, NH 03257

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

 (a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/8/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/8/13